PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2017
Provisions [abstract]
Disclosure of other provisions
The following table sets forth additional provisions to other risks recognized for the years ended December 31, 2017, 2016 and 2015.

	For the years ended December 31,
	2017	2016	2015
	(€ thousand)
Recorded in the consolidated income statement within:
Cost of sales	8,065	4,499	3,847
Other expenses, net	—	14,559	4,111
Selling, general and administrative costs	274	2,604	8
Income tax expense	—	—	569
	8,339	21,662	8,535
Changes in provisions were as follows:

	At December 31, 2016	Additional provisions	Utilization	Translation differences and other	At December 31, 2017
	(€ thousand)
Warranty and recall campaigns provision	122,411	16,705	(15,328)	(652)	123,136
Legal proceedings and disputes	45,336	6,670	(1,271)	(360)	50,375
Other risks	47,480	8,339	(30,320)	(1,618)	23,881
Total provisions	215,227	31,714	(46,919)	(2,630)	197,392